Segment Reporting (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenue, Net	$ 20,390	$ 20,629	$ 20,483	$ 18,527	$ 19,742	$ 19,592	$ 20,037	$ 18,022	$ 80,029	[1]	$ 77,393	[1]	$ 76,346	[1]
Long-lived assets	7,393				6,962				7,393		6,962		6,537
Switzerland [Member]
Segment Reporting Information [Line Items]
Long-lived assets	1,100				1,100				1,100		1,100		1,000
Geographic Concentration Risk [Member] | Germany [Member]
Segment Reporting Information [Line Items]
Revenue, Net									$ 7,800		$ 7,700		$ 8,100

[1]	Total net revenues attributable to customers located in Germany, PMI’s largest market in terms of net revenues, were $7.8 billion, $7.7 billion and $8.1 billion for the years ended December 31, 2013, 2012 and 2011, respectively.